Supplemental Disclosure with Respect to Cash Flows	12 Months Ended
Dec. 31, 2020
Supplemental Information With Respect To Cash Flows [Abstract]
Supplemental Disclosure with Respect to Cash Flows
14.	SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

Supplementary disclosure of the Company’s non-cash transactions is provided in the table below:

	December 31, 2020	December 31, 2019
	$	$
Accounts payable related to property, plant and equipment	-	29
Accounts payable related to inventories	-	357
Accounts payable related to financings	80	78

	December 31, 2020	December 31, 2019
	$	$
Assets acquired under lease agreements	298	1,197
Interest paid	7,318	3,194
Income taxes paid	-	-